Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Cash Flows From Operating Activities:
Net income	$ 109,851	$ 233,763	$ 203,168
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	55,715	51,939	52,385
Amortization	28,029	21,759	20,368
Impairment on investment in Kemrock	51,092
Estimated loss contingency	65,134
Asset impairment charge	7,416
Other-than-temporary impairments on marketable securities	14,279	1,604	693
Deferred income taxes	(40,991)	(7,088)	7,708
Stock-based compensation expense	17,145	13,904	12,282
Other	(2,190)	(6,590)	(1,086)
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
Decrease (increase) in receivables	(7,639)	980	(70,440)
Decrease (increase) in inventory	(40,039)	7,115	(71,523)
Decrease (increase) in prepaid expenses and other current and long-term assets	7,045	14,948	(22,645)
Increase in accounts payable	72,070	13,635	55,896
(Decrease) increase in accrued compensation and benefits	(7,402)	3,016	19,564
(Decrease) in accrued loss reserves	(1,873)	(5,712)	(8,198)
Increase in other accrued liabilities	28,474	47,508	41,263
Other	12,338	(95,909)	(1,269)
Cash From Operating Activities	368,454	294,872	238,166
Cash Flows From Investing Activities:
Capital expenditures	(91,367)	(71,615)	(39,826)
Acquisition of businesses, net of cash acquired	(397,425)	(163,414)	(38,972)
Purchase of marketable securities	(106,301)	(69,824)	(92,060)
Proceeds from sales of marketable securities	103,501	51,415	77,035
Proceeds from sales of assets and businesses	128	2,171	1,301
Investment in unconsolidated affiliates		(31,842)	(9,315)
Other	14,060	15,787	(4,103)
Cash (Used For) Investing Activities	(477,404)	(267,322)	(105,940)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt	300,902	27,894	200,499
Reductions of long-term and short-term debt	(49,376)	(36,128)	(24,502)
Cash dividends	(117,647)	(112,153)	(108,585)
Repurchase of stock	(3,013)	(6,985)	(21,811)
Exercise of stock options	7,284	9,931	12,116
Cash From (Used For) Financing Activities	138,150	(117,441)	57,717
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,614)	(29,152)	29,713
Net Change in Cash and Cash Equivalents	27,586	(119,043)	219,656
Cash and Cash Equivalents at Beginning of Period	315,968	435,011	215,355
Cash and Cash Equivalents at End of Period	343,554	315,968	435,011
Cash paid during the year for:
Interest	77,869	70,517	62,892
Income taxes	106,043	96,067	65,935
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Debt from business combinations	$ 1,377	$ 3,858